Share-based compensation - Stock warrants narratives (Details)	1 Months Ended		3 Months Ended
	Mar. 31, 2022 USD ($)	Jan. 31, 2022 USD ($)	Mar. 31, 2023 USD ($) shares
Share-based compensation
Stock compensation expense			$ 4,400,000
Stock warrants
Share-based compensation
Cash consideration for issuance of warrants	$ 150,000	$ 150,000
Exchange Ratio			373.47
Number of warrants exercised | shares			0
Stock compensation expense			$ 1,226,800